USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Growth and Tax Strategy Fund

Supplement dated March 2, 2021,

to the Prospectuses dated June 29, 2020, for all Funds, with the exception of the

USAA Growth and Tax Strategy Fund, and October 1, 2020, for the USAA Growth and Tax Strategy Fund

("Prospectuses"), as Supplemented

1.Effective March 2, 2021, references in the Prospectus to John C. Bonnell as a portfolio manager for each Fund are removed.

2.The table under PORTFOLIO MANAGERS of each Fund's summary section is amended to include Ms. Spalten as follows:

	Title	Tenure with the Fund
Lauren Spalten	Portfolio Manager, USAA Investments	Since March 2021

Under the section titled PORTFOLIO MANAGERS of each Fund's statutory Prospectus, the following disclosure has been added:

Lauren Spalten is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has co-managed the Funds since March 2021. In 2018, Ms. Spalten joined USAA Investments, which was acquired by the Adviser's parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining USAA, Lauren was an Associate Director at Standard & Poor's (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Lauren has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEF-STATPRO-SUP3(0321)

USAA Tax Exempt Long-Term Fund – Class Z

USAA Tax Exempt Intermediate-Term Fund – Class Z

USAA Tax Exempt Short-Term Fund – Class Z

Supplement dated March 2, 2021,

to the Prospectus dated February 5, 2021 ("Prospectus")

1.Effective March 2, 2021, references in the Prospectus to John C. Bonnell as a portfolio manager for each Fund are removed.

2.The table under PORTFOLIO MANAGERS of each Fund's summary section is amended to include Ms. Spalten as follows:

	Title	Tenure with the Fund
Lauren Spalten	Portfolio Manager, USAA Investments	Since March 2021

Under the section titled PORTFOLIO MANAGERS of the Funds' Prospectus, the following disclosure has been added:

Lauren Spalten is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has co-managed the Funds since March 2021. In 2018, Ms. Spalten joined USAA Investments, which was acquired by the Adviser's parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining USAA, Lauren was an Associate Director at Standard & Poor's (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Lauren has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEFZ-STATPRO-SUP(0321)

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Growth and Tax Strategy Fund

Supplement dated March 2, 2021,

to the Statements of Additional Information dated June 29, 2020, for all Funds,

with the exception of the USAA Growth and Tax Strategy Fund, and

October 1, 2020, for the USAA Growth and Tax Strategy Fund

("SAI"), as Supplemented

Ms. Spalten's information has been added under the USAA Investments subsection of the section titled Portfolio Manager Disclosure of each Fund's SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
		and Assets by Account Type		Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Lauren
Spalten	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0

Portfolio Ownership: As of December 31, 2020, Ms. Spalten did not beneficially own any shares of the Funds that she manages.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEF-SAI-SUP(0321)

USAA Tax Exempt Long-Term Fund – Class Z

USAA Tax Exempt Intermediate-Term Fund – Class Z

USAA Tax Exempt Short-Term Fund – Class Z

Supplement dated March 2, 2021,

to the Statement of Additional Information ("SAI")

dated February 5, 2021

Ms. Spalten's information has been added under the USAA Investments subsection of the section titled Portfolio Manager Disclosure of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
		and Assets by Account Type		Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Lauren
Spalten	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0

Portfolio Ownership: As of December 31, 2020, Ms. Spalten did not beneficially own any shares of the Funds that she manages.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEFZ-SAI-SUP(0321)